SHARE CAPITAL	12 Months Ended
May 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

11. SHARE CAPITAL

Common and Preferred Shares:

Authorized:

i. Unlimited common shares without par value

ii. Unlimited preferred shares without par value

Issued and outstanding:

As at May 31, 2026, the issued and outstanding common shares of the Company consisted of 33,867,884 common shares and nil preferred shares (May 31, 2025: 29,613,178 common shares and nil preferred shares).

On December 22, 2025, the Company closed an underwritten U.S. public offering of 1,739,130 common shares at a public offering price of US$11.50 per common share for gross proceeds of $27,495,993. In addition, the Company issued 869,565 warrants, for a three -year period, with an exercise price of US$16.00 and 52,172 warrants, for a three -year period, with an exercise price of US$14.375 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10). On January 30, 2026, the Company closed an underwriter's over-allotment option of 260,869 common shares at a public offering price of US$11.50 per common share for gross proceeds of $4,068,591. In addition, the Company issued 130,434 warrants, for a three -year period, with an exercise price of US$16.00 and 7,826 warrants, for a three -year period, with an exercise price of US$14.375 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10).

On June 11, 2025, the Company closed an underwritten U.S. public offering of 947,868 common shares at a public offering price of US$8.44 per common share for gross proceeds of $10,932,008. In addition, the Company issued 473,934 warrants, for a three -year period, with an exercise price of US$10.13 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10). On June 20, 2025, the Company closed an underwriter's over-allotment option of 142,180 common shares at a public offering price of US$8.44 per common share for gross proceeds of $1,647,359. In addition, the Company issued 71,090 warrants, for a three -year period, with an exercise price of US$10.13 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10).

During the year ended May 31, 2026, 253,739 June 2024 Share Warrants were exercised at an exercise price of $5.20, 7,414 June 2024 Finder Warrants were exercised at an exercise price of $5.20, 266,944 options were exercised at an exercise price of $2.1125, 7,077 options were exercised at an exercise price of $2.2750, 74,000 options were exercised at an exercise price of $2.34, 160,346 options were exercised at an exercise price of $3.25, 14,500 options were exercised at an exercise price of $3.5425, 92,308 options were exercised at an exercise price of $4.16, 65,000 options were exercised at an exercise price of $6.50, and 27,000 options were exercised at an exercise price of $9.00, resulting in the issue of 968,328 common shares and gross proceeds of $3,733,167. Additionally, 51,497 November 2024 Share Warrants were exercised on a cashless basis. This resulted in the issuance of 25,741 common shares and the cancellation of the remaining 25,756 warrants, leading to a reclassification of $460,861 from derivative financial liability to share capital. Additionally, 100,590 June 2025 Share Warrants were exercised at an exercise price of US$10.13 generating gross proceeds of US$1,018,977 and resulting in the issuance of 100,590 common shares, with $1,103,618 reclassified from derivative financial liability to share capital.

On June 17, 2024, the Company completed a non-brokered private placement pursuant to which it has issued an aggregate of 834,178 units (each, a "June 2024 Unit"), at a price of $4.225 per June 2024 Unit for gross proceeds of $3,524,400. Each June 2024 Unit is comprised of one common share and one -half of one common share purchase warrant (the "June 2024 Share Warrant"). Each June 2024 Share Warrant entitles the holder to acquire one common share at an exercise price of $5.20 per common share for a period of two years from the closing date. The warrants are also subject to an acceleration right held by the Company if the shares have a closing price of $6.175 or greater per common share on the Toronto Stock Exchange (or such other exchange on which the common shares may be traded at such time) for a period of ten (10) consecutive trading days at any time from the date that is four months and one day after the closing date. The Company paid cash finder's fees of $144,054, all of which were recorded as share issuance costs, and issued 22,789 finder's warrants (the "June 2024 Finder Warrants") to certain finders in connection with the offering. Each June 2024 Finder Warrant is exercisable into one share at a price of $5.20 per common share for a period of two years after the closing date.

On November 8, 2024, the Company closed an underwritten U.S. public offering of 941,177 common shares at a public offering price of US$4.25 per common share for gross proceeds of US$4,000,002. In addition, the Company issued 47,058 warrants, for a five -year period, with an exercise price of US$4.675 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10). On December 3, 2024, the Company closed a partial exercise of over-allotment option of 100,000 common shares at a public offering price of US$4.25 per common share for gross proceeds of US$425,000. In addition, the Company issued 5,000 warrants, for a five -year period, with an exercise price of US$4.675 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10). On December 11, 2024, the Company closed a partial exercise of over-allotment option of 22,470 common shares at a public offering price of US$4.25 per common share for gross proceeds of US$95,498. In addition, the Company issued 1,123 warrants, for a five -year period, with an exercise price of US$4.675 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10).

During the year ended May 31, 2025, 272,228 February 2021 Share Warrants were exercised at an exercise price of $1.625, 313,334 April 2021 Share Warrants were exercised at an exercise price of $1.625, 338,590 July 2022 Share Warrants were exercised at an exercise price of $3.25, 589,935 April 2023 Share Warrants were exercised at an exercise price of $4.225, 38,976 April 2023 Finder Warrants were exercised at an exercise price of $4.225, 92,308 June 2024 Share Warrants were exercised at an exercise price of $5.20, 1,912 June 2024 Finder Warrants were exercised at an exercise price of $5.20, 69,500 options were exercised at an exercise price of $2.1125, 37,692 options were exercised at an exercise price of $2.34, 13,154 options were exercised at an exercise price of $3.25, 23,798 options were exercised at an exercise price of $3.5424, 20,615 options were exercised at an exercise price of $4.843, 1,619 options were exercised at an exercise price of $6.50, and 40,000 options were exercised at an exercise price of $9.00, resulting in the issue of 1,853,661 common shares and gross proceeds of $6,031,476.

Stock Options:

As at May 31, 2026, the following table details the stock options outstanding:

Number of Options	Weighted Average Exercise Price	Weighted Average Life (years)	Expiry Date
581,715	$2.1125	4.91	April 30, 2031
282,463	$2.3400	5.72	February 20, 2032
116,000	$2.2750	6.05	June 20, 2032
451,585	$3.2500	1.58	December 29, 2027
172,386	$3.5425	2.28	September 11, 2028
57,731	$3.5425	2.49	November 29, 2028
704,244	$6.5000	3.18	August 6, 2029 *
243,000	$9.0000	3.62	January 15, 2030
738,500	$13.500	4.09	July 3, 2030 **
3,347,624	$6.3242	3.75

  *  Subsequent to May 31, 2026, 1,538 options were expired unexercised.

  ** Subsequent to May 31, 2026, 11,023 options were expired unexercised.

  A continuity schedule of the incentive stock options is as follows:

	May 31, 2026		May 31, 2025
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding beginning of year	3,323,223	$4.0988	2,454,940	$2.7107
Granted	743,500	13.5000	1,136,169	7.1821
Exercised	(707,175)	3.3587	(206,378)	4.0335
Cancelled	(11,924)	9.4353	(61,508)	5.8689
Outstanding, end of year	3,347,624	$6.3242	3,323,223	$4.0988
Exercisable, end of year	2,733,263	$5.1003	2,569,926	$3.2297
Weighted average life (years)	3.75		4.58

The fair value of the stock options granted during the years ended May 31, 2026 and 2025 were estimated using the Black-Scholes option pricing model based on the following assumption ranges:

	May 31, 2026	May 31, 2025
Risk-free interest rate	2.92%	from 3.02% to 3.14%
Expected life	5 years	from 1 to 5 years
Expected volatility	66.38%	from 54.41% to 64.16%
Dividend rate	Nil	Nil

For the year ended May 31, 2026, an expense of $5,166,101 (2025: $3,235,588) was recognized for services provided based on vesting conditions of stock options. The amount recognized reflected the vesting duration of the options.

Share Purchase Warrants:

As at May 31, 2026, the following table details the share purchase warrants issued by the Company:

Description	Expiry Date	Outstanding at May 31, 2026	Exercise price	Term (years)
June 2024 Share Warrants *	June 17, 2026	71,057	$5.200	2
June 2024 Finder Warrants *	June 17, 2026	13,462	$5.200	2
November 2024 Share Warrants	November 7, 2029	1,684	US$4.675	5
June 2025 Share Warrants	June 10, 2028	444,434	US$10.130	3
December 2025 Share Warrants	December 21, 2028	869,565	US$16.000	3
December 2025 Share Warrants	December 21, 2028	52,172	US$14.375	3
January 2026 Share Warrants	January 29, 2029	130,434	US$16.000	3
January 2026 Share Warrants	January 29, 2029	7,826	US$14.375	3
Total outstanding and exercisable		1,590,634
Weighted average exercise price and remaining term (in years)			$18.8159	2.29

        *  Subsequent to May 31, 2026, 71,050 June 2024 Share Warrants and 13,461 June 2024 Finder Warrants were exercised (see Note 22) and remaining 8 warrants expired unexercised.

A continuity schedule of the number of share purchase warrants is as follows:

Total
Outstanding and exercisable, May 31, 2024	1,625,187
Issued	493,076
Cancelled/Expired/Exercised	(1,719,409)
Outstanding and exercisable, May 31, 2025	398,854
Issued	1,605,021
Cancelled/Expired/Exercised	(413,241)
Outstanding and exercisable, May 31, 2026	1,590,634

The carrying amounts of the June 2024 Finder Warrants are recognized as part of contributed surplus while the carrying amount of the other share purchase warrants are included in warrant reserve.

During the year ended May 31, 2026, 253,739 June 2024 Share Warrants were exercised at an exercise price of $5.20, 7,414 June 2024 Finder Warrants were exercised at an exercise price of $5.20, resulting in the issue of 261,153 common shares and $226,401 being reclassified from warrants reserve to share capital and $7,007 being reclassified from contributed surplus to share capital. Additionally, 51,497 November 2024 Share Warrants were exercised on a cashless basis. This resulted in the issuance of 25,741 common shares and the cancellation of the remaining 25,756 warrants, leading to a reclassification of $460,861 from derivative financial liability to share capital. Additionally, 100,590 June 2025 Share Warrants were exercised at an exercise price of US$10.13 resulting in the issuance of 100,590 common shares, leading to a reclassification of $1,103,618 from derivative financial liability to share capital.

During the year ended May 31, 2025, 272,228 February 2021 Share Warrants were exercised at an exercise price of $1.625, 313,334 April 2021 Share Warrants were exercised at an exercise price of $1.625, 338,590 July 2022 Share Warrants were exercised at an exercise price of $3.25, 589,935 April 2023 Share Warrants were exercised at an exercise price of $4.225, 38,976 April 2023 Finder Warrants were exercised at an exercise price of $4.225, 92,308 June 2024 Share Warrants were exercised at an exercise price of $5.20, 1,912 June 2024 Finder Warrants were exercised at an exercise price of $5.20, resulting in the issue of 1,647,283 common shares and $1,247,778 being reclassified from warrants reserve to share capital and $44,166 being reclassified from contributed surplus to share capital.

The fair value of the warrants issued during the years ended May 31, 2026 and 2025 were estimated using the Black-Scholes option pricing model based on the following assumption ranges:

	May 31, 2026	May 31, 2025
Risk-free interest rate	from 2.91%	from 2.84% to 3.85%
Expected life	3 years	from 2 to 5 years
Expected volatility	67.91%	from 50.35% to 64.63%
Dividend rate	Nil	Nil

Special Warrants

On the closing of the transaction with Aduro Energy Inc. and Aduro's security holders whereby the Aduro's security holders sold their shares to the Company such that all of the issued and outstanding common shares of Aduro are now wholly owned by the Company (the "Transaction"), the Company issued 8,205,124 special warrants (the "SWs"), consisting of 4,102,562 Class A special warrants (the "ASWs") and 4,102,562 Class B special warrants (the "BSWs") at a deemed price equal to the Company's discounted share price (as defined), to Aduro's special warrant trustee to be held in trust until distributed on the first milestone ("FM") achievement date. The SWs are convertible for no additional consideration into the Company's Shares on a one -for- one basis upon the later of the achievement of the FM in the case of the ASWs or the achievement of the second milestone ("SM") in the case of the BSWs, as applicable, and the distribution of the SWs by the trustee. The FM was achieved on January 18, 2022, resulting in the 4,102,562 ASWs distributed and automatically converted on a one -for- one basis into common shares of the Company for no additional consideration and the 4,102,562 BSWs special warrants were issued to the Aduro security holders in accordance with the terms of the securities exchange agreement ("SEA"). The SM was achieved on August 14, 2024, resulting in the automatic conversion of the 4,102,562 BSWs on a one -for- one basis into common shares of the Company for no additional consideration.

Restricted Share Units

On July 3, 2025, the Company awarded 100,000 RSUs to a consultant of the Company. Each RSU represents the right to receive, once vested, one common share in the capital of the Company. The first tranche of the RSU vested immediately upon the date of award, at which time the Company issued 35,000 common shares. The second tranche of 35,000 RSU's vested 6 months following the date of grant on January 3, 2026, and the third tranche of 30,000 RSU's vest 12 months following the date of grant. For the year ended May 31, 2026, an expense of $1,191,450 (2025: Nil) was recognized for services provided based on vesting conditions of RSUs. The amount recognized reflected the vesting duration of the RSUs.